Income Taxes - Schedule of Effective Income Taxes Rate (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax provision (benefit) at Federal statutory rate	34.00%	34.00%	34.00%	34.00%	(34.00%)	(34.00%)
Accrued compensation					(0.70%)	(0.54%)
Accrued interest expense					0.00%	(1.31%)
Stock based compensation					15.32%	23.34%
Depreciation and amortization					0.22%	(0.08%)
Other					0.06%	(0.10%)
Change in valuation allowance					19.10%	12.49%
Effective tax rate					0.00%	0.00%